Commitments and Contingencies - Disclosure of Capital Commitments (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Other provisions, contingent liabilities and contingent assets [Abstract]
Contracts for capital expenditure	R 262	R 313
Share of joint operation's contracts for capital expenditure	106	105
Authorised by the directors but not contracted for	1,314	1,499
Total capital commitments	R 1,682	R 1,917